Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 68	$ 58	$ 34
Net income (loss) from investments in associated corporations	(25)	(67)	(45)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	20	18	13
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	93	207	160
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 3	$ 3	$ 1